Organization	12 Months Ended
Dec. 31, 2024
Accounting Policies [Abstract]
Organization
Note 1. Organization
SmartStop Self Storage REIT, Inc., a Maryland corporation (the “Company”), is a self-managed and fully-integrated self storage real estate investment trust (“REIT”), formed on January 8, 2013 under the Maryland General Corporation Law. Our year-end
is December 31. As used in this report, “we,” “us,” “our,” and “Company” refer to SmartStop Self Storage REIT, Inc. and each of our subsidiaries.
We acquire and own self storage facilities; we also operate self storage facilities owned by us as well as those owned by the entities sponsored by us. As of December 31, 2024, we wholly-owned 161 self storage facilities located in 19 states (Alabama, Arizona, California, Colorado, Florida, Illinois, Indiana, Maryland, Massachusetts, Michigan, New Jersey, Nevada, North Carolina, Ohio, South Carolina, Texas, Virginia, Washington, and Wisconsin), the District of Columbia, and Canada.
As discussed herein, we, through our subsidiaries, currently serve as the sponsor of Strategic Storage Trust VI, Inc., a publicly-registered non-traded
REIT (“SST VI”), and Strategic Storage Growth Trust III, Inc., a private REIT (“SSGT III” and together with SST VI , the “Managed REITs” or, the “Managed REIT Platform”). We also served as the sponsor of Strategic Storage Growth Trust II, Inc., a private REIT (“SSGT II”) through June 1, 2022, the date on which we closed on the merger with SSGT II (the “SSGT II Merger”), as defined in Note 3 – Real Estate Facilities. Prior to June 1, 2022, SSGT II was also included in the “Managed REITs.”
We operate the properties owned by the Managed REITs, which together with one other self storage property we manage, as of December 31, 2024, represented 37 operating properties and approximately 29,000 units and 3.2 million rentable square feet. Through our Managed REIT Platform, we originate, structure, and manage additional self storage investment products.
SmartStop OP, L.P. (the “Operating Partnership”) owns, directly or indirectly through one or more subsidiaries, all of the self storage properties that we own. As of December 31, 2024, we owned approximately 88% of the common units of limited partnership interests of our Operating Partnership. The remaining approximately 12% of the common units are owned by current and former employees, members of our executive management team, board members, or indirectly by Strategic Asset Management I, LLC (f/k/a SmartStop Asset Management, LLC), our former sponsor (“SAM”), its affiliates, and affiliates of Select Capital Corporation, the former dealer manager of our offering (the “Former Dealer Manager”). As the sole general partner of our Operating Partnership, we have the exclusive power to manage and conduct the business of our Operating Partnership.
We commenced our initial public offering in January 2014, in which we offered a maximum of $1.0 billion in common shares for sale to the public (the “Primary Offering”) and $95.0 million in common shares for sale pursuant to our distribution reinvestment plan (collectively, the “Offering”). At the termination of our Offering in January 2017, we had sold approximately 12 million of our class A common stock (“Class A Shares”) and approximately 2 million of our class T common stock (“Class T Shares”) for approximately
 $493 million and $73 million respectively.
In November 2016, we filed with the SEC a Registration Statement on Form
S-3,
which registered up to an additional $100.9 million in shares under our distribution reinvestment plan. On May 14, 2024, we filed a new Registration Statement on Form
S-3
with the SEC which registered up to an additional 1,125,000 Class A Shares and 125,000 Class T Shares under our distribution reinvestment plan (our “DRP Offering”).
As of December 31, 2024, we had sold approximately 2.6 million Class A Shares and approximately 0.3 million Class T Shares through our distribution reinvestment plan, of which, approximately 137,000 Class A Shares and approximately 16,000 Class T Shares were sold under our current DRP Offering. The DRP Offering may be terminated at any time upon 10 days’ prior written notice to stockholders.

On January 15, 2024, our board of directors, upon recommendation of our Nominating and Corporate Governance Committee, approved an estimated net asset value per share of our common stock of $61.00 for our Class A Shares and Class T Shares based on the estimated value of our assets less the estimated value of our liabilities, or net asset value, divided by the number of shares outstanding on a fully diluted basis, calculated as of September 30, 2023.
On March 12, 2025, our board of directors, (the “Board”), upon recommendation of our Nominating and Corporate Governance Committee, approved an Estimated Per Share Net Asset Value (“NAV”) of our common stock of $58.00 for our Class A Shares and Class T Shares based on the estimated value of our assets less the estimated value of our liabilities, or net asset value, divided by the number of shares outstanding on a fully diluted basis, calculated as of June 30, 2024.
Reverse Stock Split
The accompanying consolidated financial statements and the footnotes give effect to a one-for-four
reverse stock split of the
Company’s
outstanding common stock which took place on March 20, 2025. In addition, the accompanying consolidated financial statements and the footnotes give effect to a corresponding reverse split of our Operating Partnership’s units, or “OP Units”. As a result of the reverse stock and OP Unit split, every four shares of our common stock and every four OP Units have been automatically changed into one issued and outstanding share of common stock or OP Unit, as applicable, rounded to the nearest 1/1000th share or OP Unit. The reverse stock and OP Unit splits impact all classes of common stock and OP Units proportionately and resulted in no impact on any stockholder’s or limited partner’s percentage ownership of all issued and outstanding common stock or OP Units. In connection with the reverse split, the number of shares of common stock and OP Units underlying the outstanding share-based awards were also proportionally reduced. However, the number of authorized shares for each class of common stock was not impacted, and the par value for each class of common stock remained at $0.001. Additionally, the impact to the par value in the consolidated balance sheets remained unchanged herein.
The transactions described immediately above are collectively referred to as the “reverse split”. All share, unit and per share data included in these consolidated financial statements and accompanying footnotes give retrospective effect to the reverse split for all periods presented
.